NAME OF ISSUER
TITLE OF CLASS
CUSIP
MARKET VALUE
SHARES OF PRINCIPLE AMOUNT
INVESTMENT DISCRETION
VOTING ATHORITY
ADOBE SYSTEMS
COM
00724F101
5,016,700
44,200
SOLE
SOLE
AMERICA ON-LINE
COM
02364J104
8,158,500
78,400
SOLE
SOLE
AMERICAN DIV.HOLDINGS
COM
02541N101
0.00
474,500
SOLE
SOLE
AMGEN INC
COM
031162100
3,944,600
48,400
SOLE
SOLE
ANALOG DEVICES
COM
032654105
3,684,875
71,900
SOLE
SOLE
ARIBA
COM
040330104
9,177,950
63,100
SOLE
SOLE
BIOGEN
COM
090597105
3,286,481
41,700
SOLE
SOLE
BROADCOM
COM
111320107
10,987,200
100,800
SOLE
SOLE
BROADVISION
COM
111412102
5,415,643
40,700
SOLE
SOLE
CISCO
COM
17275R102
6,629,993
96,700
SOLE
SOLE
CONVERSE TECHNOLOGY
COM
205862402
4,460,981
47,300
SOLE
SOLE
CONEXANT SYSTEMS
COM
207142100
6,517,265
89,700
SOLE
SOLE
DOUBLECLICK
COM
258609304
7,028,375
59,000
SOLE
SOLE
EXODUS
COM
302088109
8,409,693
116,700
SOLE
SOLE
GO2NET
COM
383486107
3,114,475
48,100
SOLE
SOLE
HEALTHEON CORP
COM
422209106
6,045,800
163,400
SOLE
SOLE
INKTOMI CORP
COM
457277101
6,241,625
52,000
SOLE
SOLE
INTERNET CAP GROUP
COM
46059C106
11,107,400
126,400
SOLE
SOLE
JDS UNIPHASE
COM
46612J101
15,068,775
132,400
SOLE
SOLE
LSI LOGIC
COM
502161102
5,512,000
106,000
SOLE
SOLE
MEDIMMUNE INC
COM
584699102
6,318,206
63,400
SOLE
SOLE
MICRON
COM
595112103
3,504,550
52,700
SOLE
SOLE
MILLENNIUM PHARMACUT
COM
599902103
2,717,000
41,800
SOLE
SOLE
NOKIA
COM
654902204
4,385,900
48,800
SOLE
SOLE
PHONE COM
COM
71920Q100
8,347,650
55,100
SOLE
SOLE
PMC SIERRA
COM
69344F106
8,824,500
95,400
SOLE
SOLE
QLOGIC
COM
747277101
4,858,950
69,600
SOLE
SOLE
REALNETWORKS
COM
75605L104
5,144,475
49,200
SOLE
SOLE
RED HAT
COM
756577102
5,875,200
61,200
SOLE
SOLE
REDBACK NETWORKS
COM
757209101
6,620,400
61,300
SOLE
SOLE
TEXAS INSTRUMENTS
COM
882508104
10,692,500
130,000
SOLE
SOLE
VERISIGN
COM
92343E102
4,153,500
39,000
SOLE
SOLE
XILINX
COM
983919101
3,918,768
59,800
SOLE
SOLE



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]
Amendment Number:
This Amendment (check only one) is:
[  ] a restatement
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		T.H. Fitzgerald & Co.
Address:		180 Church Street
		Naugatuck, CT 06770

13F File Number:	 12196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists,and tables, are considered integral parts of this form.

Person submitting this Report on Behalf of Reporting Manager:

Name:		Kathleen S. Doback
Title:		Compliance Officer
Telephone:	203-729-1200
Date:		May 12, 1999

Report Type (Check only one):

[  X  ]	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT


I AM SIGNING/SUBMITTING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Sincerely,

Kathleen S. Doback
Compliance Officer

FORM 13F SUMMARY PAGE

Report Summary:

Number of Managers Included in Report:		1

Form 13F Information Table Entry Total:		1552[KD1]

Form 13F Information Table Value Total:		$207,126,224


[KD1]